Pension obligations - Schedule of defined benefit plan reserve (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Employee Benefits [Abstract]
Defined benefit plan reserves, beginning balance	$ (2,389)	$ (1,043)
Remeasurements	(305)	(1,346)
Defined benefit plan reserves, beginning balance	$ (2,694)	$ (2,389)